INVESTMENTS	12 Months Ended
Dec. 31, 2025
INVESTMENTS
INVESTMENTS
7.	INVESTMENTS
The Company’s long-term investments are consisted of the follows (RMB in millions):

	2024	2025

Debt investments	11,394	28,272
Equity investments	35,800	33,103

	47,194	61,375

Debt investments
Held to maturity debt securities
Held to maturity investments were time deposits and financial products in commercial banks with maturities of more than one year with the carrying amount of RMB10.5 billion and RMB27.3 billion as of December 31, 2024 and 2025 respectively. As of December 31, 2024 and 2025, the weighted average maturities periods are 2.8 years and 3.5 years, respectively.
Available-for-sale
debt investments
The following table summarizes the Company’s
available-for-sale
debt investments (RMB in millions):

	2024	2025

Cost	1,597	1,678
Gross Unrealized Gains, including foreign exchange adjustment	163	165
Gross Unrealized Losses, including foreign exchange adjustment	(819)	(873)

Fair Value	941	970

For the years ended December 31, 2023, 2024 and 2025, the unrealized securities holding losses, net of tax benefit of RMB162 million, RMB2 million and RMB7 million, respectively, w
e
re
 reported in other comprehensive income.
The Company’s
available-for-sale
debt investments mainly include the redeemable preferred shares investments. At December 31, 2025, the Company did not have the intent or a requirement to sell its available-for-sale
debt investments. The Company assesses the unrealized losses of the investments and determines whether the decline in fair value is related to credit or non-credit
factors. For the years ended December 31, 2023, 2024 and 2025, the Company recognized credit related impairments for the available-for-sale
debt investment of RMB115 million, RMB92 million and RMB28 million.
As of December 31, 2024 and 2025, the fair value of certain
available-for-sale
debt investments was below their amortized cost. For the year
s
ended December 31, 2024 and 2025, considering the prolonged business performance of these available-for-sale
debt investments, the quality of the investments’ credit, and other adverse conditions specifically related to these investments, the Company, with the assistance of an independent appraiser, performed a quantitative assessment and recognized credit impairment related to these investments with an aggregated amount of RMB
92 million and RMB28
million, respectively, which were recorded in other (expense)/income (Note 2). For the years ended December 31, 2024 and 2025, the Company also evaluated the fair value change associated with non-credit
factors of these
available-for-sale
debt investments, which amounted to RMB
36 million and RMB25
million, respectively, and were reported, net of tax benefit of RMB
9 million and RMB6
million, respectively, in other comprehensive income. Other than these available-for-sale debt investments that were credit impaired, the Company reviewed the remaining available-for-sale debt investments and concluded that their amortized cost is recoverable as of December 31, 2025.
Equity investments
Equity securities with readily determinable fair values
The following table summarizes the Company’s equity securities with readily determinable fair values (RMB in millions):

	2024	2025

Cost	5,583	5,764
Gross Unrealized Gains, including foreign exchange adjustment	7,240	10,601
Gross Unrealized Losses, including foreign exchange adjustment	(1,401)	(545)

Fair Value	11,422	15,820

Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the income statement. The change of fair value is reported in other (expense)/income (Note 2).

Equity securities without readily determinable fair values
Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance
common stock, are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. The carrying value of equity securities without readily determinable fair values was RMB369 million and RMB338 million as of December 31, 2024 and 2025 respectively. For the years ended December 31, 2023, 2024 and 2025, there was no observable price changes for these investments. None of the investments individually is considered as material to the Company’s financial position.
For the years ended December 31, 2023, 2024 and 2025, the Company disposed of certain equity securities without readily determinable fair values for total consideration of RMB13 million, RMB7 million and RMB34 million, respectively, which resulted in a gain of RMB8 million, RMB3 million and a loss of RMB1 million as reported in other (expense)/income, respectively.
For the years ended December 31, 2023, 2024 and 2025, the Company made investments in equity investments without readily determinable fair values in the amounts of RMB8 million, RMB15 million and RMB11 million, respectively.
Equity method investments
In December 2016, in connection with a share exchange transaction with BTG Hotels Company (“BTG”) and Homeinns Hotel Company (“Homeinns”), the Company exchanged its previously held equity interest in Homeinns for a 22% equity interest of BTG. The Company has historically applied the equity method to account for the investment in BTG on a one quarter lag basis. The use of this accounting convention did not have a material impact upon the Company’s reported results for each of the periods presented. In 2023, 2024 and 2025, the Company consummated the transactions to sell approximately 1 million, nil, and 32 million BTG’s shares in open market for a total consideration of RMB19 million, nil, and RMB499 million, respectively. The Company recorded a gain of RMB3 million, nil and RMB29 million in 2023, 2024 and 2025, respectively, reported in “other (expense)/income” (Note 2). After the above transactions, the Company held approximately 9% equity interest in BTG and is still able to exercise significant influence over BTG (primarily through its one seat on BTG’s Board of Directors), and continuously recorded this investment as an equity method investment in 2025. In 2024, the market value of BTG had remained below the carrying value of the investment for a prolonged period of time, management considered that there was
an other-than-temporary impairment and wrote down its investment on BTG by an amount of RMB605 million, with an impairment loss of RMB514 million (net of tax effect of RMB91 million) recorded in equity in income of affiliates. As of December 31, 2024 and 2025, the carrying value of its investment in BTG were RMB2.0 billion and RMB1.6 billion respectively.
After a series of transactions from 2015 to 2018, the Company owned 27% equity interest
s
in Tongcheng Travel. The Company applies the equity method to account for the investment in Tongcheng Travel on one quarter lag basis. The use of this accounting convention did not have a material impact upon the Company’s reported results for each of the periods presented. As of December 31, 2024 and 2025, the carrying value of its equity investment was RMB6.8 billion and RMB7.4 billion respectively, the change of which primarily relates to the equity income recognized.
After a series of transactions in 2019, the Company held approximately 49%
equity interest in MakeMyTrip. In 2025, the Company sold approximately MakeMyTrip’s
34 million of the Class B shares held by the Company to MakeMyTrip for a total consideration of USD3.0 billion. The Company recorded a gain of RMB15.2 billion, reported in “other (expense)/income”
in 2025
(Note 2). After the above transaction, the Company held approximately 17% equity interest in MakeMyTrip and is still able to exercise significant influence over MakeMyTrip (primarily due to the Company’s ability to appoint two members to MakeMyTrip’s Board of Directors), and continuously recorded this investment as an equity method investment. The Company applies the equity method to account for the investment in MakeMyTrip on one quarter lag basis. The use of this accounting convention did not have a material impact upon the Company’s reported results for each of the periods presented. As of December 31, 2024, and 2025, the carrying value of its investment was RMB7.1 billion and RMB884 million.
As of December 31, 2025, equity method investments that are publicly traded with an aggregate carrying amount of RMB9.9 billion have increased in value and the total market value of these investments amounted to RMB22.4 billion.
The Company made some investments in several third party investment funds and accounted for the investments under the equity method. As of December 31, 2024, and 2025, the carrying value of these investments were RMB5.3 billion and RMB4.6 billion respectively.
As of December 31, 2024, and 2025, the carrying value of the remaining equity method investments were RMB2.7 billion and RMB2.5 billion, respectively.
The Company summarizes the condensed financial information of the Company’s equity method investments as a group below in compliance with Rule
4-08
of Regulation
S-X
(RMB in millions).

	2023	2024	2025

	equity investments	equity investments	equity investments
Operating data of equity method investments:
Revenue	30,885	41,540	44,208
Gross profit	17,698	22,297	24,665
Income from operations	2,557	4,149	5,752
Net income	888	5,575	3,091
Net income attributable to equity method investments	983	3,329	289
Equity dilution impact	89	51	64
Impairment, net of tax	—	(552)	—
Equity in income of affiliates	1,072	2,828	353

	2023	2024	2025

	equity investments	equity investments	equity investments
Balance sheet data of equity method investments:
Current assets	67,149	82,554	95,256
Long-term assets	55,097	58,598	55,181
Current liabilities	54,235	63,397	72,526
Long-term liabilities	19,721	23,413	31,335
Non-controlling interests	238	1,117	1,183
For the years ended December 31, 2023, 2024 and 2025, the total cash paid for equity method investments was RMB543 million, RMB53 million and RMB373 million, respectively.
Impairments
The Company performs an impairment assessment of its investments by considering factors including, but not limited to, current economic and market conditions, as well as the operating performance of the investees. For the years ended December 31, 2023, 2024 and 2025, impairment charges in connection with the available-for-sale
debt investment of RMB115 million, RMB92 million and RMB28 million were recorded. Impairment charges in connection with the equity securities without readily determinable fair value of nil, RMB30 million and RMB7 million were recorded. Impairment charges in connection with the equity method investments, net of tax, of nil, RMB552 million and nil were recorded.